Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	At December 31,
	2021	2020
Fixed Rate Secured:
4.10% Senior Notes, due June 1, 2022	$400	$400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
2.75% Senior Notes due May 15, 2030	700	400
7.00% Senior Notes due May 1, 2032	494	494
7.25% Senior Notes due January 15, 2033	323	323
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	500
3.10% Senior Notes, due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	—
5.35% Senior Notes due October 1, 2052	300	300

Total long-term debt	10,127	9,327

Unamortized discount and debt issuance costs	(95)	(98)
Less amount due currently	(882)	—

Long-term debt, less amounts due currently	$9,150	$9,229

Schedule Of Long-Term Debt Maturity

Year	Amount
2022	$882
2023	—
2024	500
2025	974
2026	38
Thereafter	7,733
Unamortized discount and debt issuance costs	(95)

Total	$10,032